UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC  20549
                                    Form 13F
                               Form 13F COVER PAGE


Report  for  the  Calendar  Year  or  Quarter  Ended:  12/31/04
                                                      ----------
Check  here  if  Amendment  [  ];  Amendment  Number:
                                                       -----
  This  Amendment  (Check  only  one.):   [  ]  is  a  restatement.
                                          [  ]  adds  new  holdings  entries.

Institutional  Investment  Manager  Filing  this  Report:

Name:     Harleysville  Group  Inc.
          -----------------------------
Address:  355  Maple  Avenue
          -----------------------------
          Harleysville,  PA  19438-2297
          -----------------------------

Form  13F  File  Number:  28-  4718
                             -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:   Mark  R.  Cummins
        ----------------------------------------
Title:  Executive  Vice  President  &  Treasurer
        ----------------------------------------
Phone:  215-256-5025
        ----------------------------------------

Signature,  Place,  and  Date  of  Signing:

      /s/Mark  R.  Cummins     Harleysville,  PA     January  26,  2005
      --------------------     -----------------     ------------------
      [Signature]              [City,  State]        [Date]

Report  Type  (check  only  one.):

[X]   13F  HOLDINGS  REPORT.  (Check  here  if  all holdings of this reporting manager  are  reported  in  this  report.)

[ ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all  holdings  are  reported  by  other  reporting  manager(s).)

[ ]   13F  COMBINATION  REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List  of  Other  Managers  Reporting  for  this  Manager:
[If  there  are  no  entries  in  this  list,  omit  this  section.]

      Form  13F  File  Number     Name

      28-
         ------------        -------------------------------
      [Repeat  as  necessary.]


                              Form 13F SUMMARY PAGE

Report  Summary:


Number  of  Other  Included  Managers:             0
                                              -----------
Form  13F  Information  Table  Entry  Total:       51
                                              -----------
Form  13F  Information  Table  Value  Total:    $415,185
                                              -----------


List  of  Other  Included  Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column heading and list entries.]

     No.          Form  13F  File  Number          Name


      1          28-4718                           NONE               .
    -----           ----            -----------------------------------
     [Repeat  as  necessary]

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HARLEYSVILLE  GROUP  INC
December  31,  2004
FORM  13F  INFORMATION  TABLE




                                                             VALUE    SHARES/   SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP        (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
-------------------------    --------------    -----------  --------  -------   ---  ----  ----------  --------  ------------------
ABBOTT LABS                  COM              002824-10-0     6,191   132,710   SH         SOLE         N/A      132,710
AIR PRODUCTS & CHEMICALS     COM              009158-10-6     4,176    72,040   SH         SOLE         N/A       72,040
ALLSTATE CORP                COM              020002-10-1     6,977   134,890   SH         SOLE         N/A      134,890
AMERICAN INTL GROUP INC      COM              026874-10-7     8,699   132,460   SH         SOLE         N/A      132,460
AMGEN INC                    COM              031162-10-0    10,190   158,850   SH         SOLE         N/A      158,850
AUTOMATIC DATA PROCESSING    COM              053015-10-3     4,683   105,590   SH         SOLE         N/A      105,590
BANK OF AMERICA CORPORATION  COM              060505-10-4    10,081   214,540   SH         SOLE         N/A      214,540
BANK NEW YORK INC            COM              064057-10-2     7,638   228,560   SH         SOLE         N/A      228,560
CANADIAN NATL RY CO          COM              136375-10-2     4,022    65,660   SH         SOLE         N/A       65,660
CHEVRONTEXACO CORP           COM              166764-10-0    13,762   262,080   SH         SOLE         N/A      262,080
CINCINNATI FINL CORP         COM              172062-10-1     3,551    80,222   SH         SOLE         N/A       80,222
CISCO SYSTEMS INC            COM              17275R-10-2    14,566   753,931   SH         SOLE         N/A      753,931
CITIGROUP INC                COM              172967-10-1    15,080   312,990   SH         SOLE         N/A      312,990
COCA COLA CO                 COM              191216-10-0     6,859   164,720   SH         SOLE         N/A      164,720
DELL COMPUTER CORP           COM              247025-10-9     9,367   222,280   SH         SOLE         N/A      222,280
DISNEY (WALT) COMPANY        COM              254687-10-6    12,542   451,150   SH         SOLE         N/A      451,150
EXXON MOBIL CORP             COM              30231G-10-2    12,171   237,430   SH         SOLE         N/A      237,430
FIRST DATA CORP              COM              319963-10-4     3,440    80,870   SH         SOLE         N/A       80,870
GENERAL ELECTRIC COMPANY     COM              369604-10-3    21,050   576,700   SH         SOLE         N/A      576,700
GILLETTE CO                  COM              375766-10-2     8,964   200,175   SH         SOLE         N/A      200,175
HARBOR FUND                  EQUITY MUT FD    411511-30-6     5,187   121,487   SH         SOLE         N/A      121,487
HARLEYSVILLE NATL CORP       COM              412850-10-9     7,182   270,004   SH         SOLE         N/A      270,004
HARLEYSVILLE SAVINGS ASSN    COM              412856-10-6     2,235    74,249   SH         SOLE         N/A       74,249
HARTFORD FINL SVCS GROUP     COM              416515-10-4     3,152    45,470   SH         SOLE         N/A       45,470
HOME DEPOT INC               COM              437076-10-2     9,706   227,090   SH         SOLE         N/A      227,090
ILLINOIS TOOL WORKS INC      COM              452308-10-9     4,412    47,610   SH         SOLE         N/A       47,610
INTEL CORPORATION            COM              458140-10-0     9,641   412,180   SH         SOLE         N/A      412,180
IBM CORPORATION              COM              459200-10-1    12,780   129,640   SH         SOLE         N/A      129,640
JP MORGAN CHASE & CO         COM              46625H-10-0     7,687   197,051   SH         SOLE         N/A      197,051
JOHNSON & JOHNSON            COM              478160-10-4    15,162   239,080   SH         SOLE         N/A      239,080
LOWES COS INC                COM              548661-10-7     6,616   114,880   SH         SOLE         N/A      114,880
MBIA INC                     COM              55262C-10-0     4,154    65,650   SH         SOLE         N/A       65,650
MEDTRONIC INC                COM              585055-10-6     7,050   141,940   SH         SOLE         N/A      141,940
MERCK & CO INC               COM              589331-10-7     5,705   177,490   SH         SOLE         N/A      177,490
MICROSOFT CORPORATION        COM              594918-10-4    18,025   674,570   SH         SOLE         N/A      674,570
NEW YORK TIMES CO            COM              650111-10-7     3,320    81,370   SH         SOLE         N/A       81,370
NORTH FORK BANCORPORATION    COM              659424-10-5     1,949    67,570   SH         SOLE         N/A       67,570
PEPSICO INC                  COM              713448-10-8     4,472    85,680   SH         SOLE         N/A       85,680
PFIZER INC                   COM              717081-10-3    12,422   461,961   SH         SOLE         N/A      461,961
PROCTOER & GAMBLE CO         COM              742718-10-9     9,111   165,410   SH         SOLE         N/A      165,410
QUALCOMM INC                 COM              747525-10-3     7,548   178,010   SH         SOLE         N/A      178,010
SCHLUMBERGER LTD             COM              806857-10-8     7,456   111,360   SH         SOLE         N/A      111,360
STRYKER CORP                 COM              863667-10-1     2,043    42,350   SH         SOLE         N/A       42,350
SYSCO CORP                   COM              871829-10-7     4,993   130,810   SH         SOLE         N/A      130,810
3M COMPANY                   COM              88579Y-10-1     5,530    67,380   SH         SOLE         N/A       67,380
UNITED PARCEL SERVICE INC    COM              911312-10-6     6,119    71,600   SH         SOLE         N/A       71,600
UNITED TECHNOLOGIES CORP     COM              913017-10-9     5,539    53,590   SH         SOLE         N/A       53,590
VANGUARD INTL GROWTH         INTL GRWTH FD    921910-20-4    10,984   183,165   SH         SOLE         N/A      183,165
WALMART STORES INC           COM              931142-10-3     6,035   114,250   SH         SOLE         N/A      114,250
WALGREEN COMPANY             COM              931422-10-9    13,851   360,980   SH         SOLE         N/A      360,980
WELLS FARGO & CO NEW         COM              949746-10-1    11,110   178,760   SH         SOLE         N/A      178,760


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